SUMMARY OF WARRANT OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Number of shares, warrants outstanding	208,333,333
Weighted Average Remianing Term		4 years 1 month 6 days
Weighted average exercise price			$ 0.18
Number of share warrants exercisable	208,333,333
Warrant [Member]
Number of shares, warrants outstanding	208,333,333
Weighted Average Remianing Term	3 years	2 years 7 months 6 days
Weighted average exercise price	$ 0.0012	$ 0.02	$ 0.03
Number of share warrants exercisable	208,333,333
weighted average exercise price	$ 0.0012